Note 4 - Exploration and Evaluation Assets (Details Textual)										3 Months Ended		6 Months Ended			12 Months Ended								24 Months Ended	36 Months Ended	48 Months Ended	62 Months Ended
	Jun. 28, 2027 CAD ($)	Jun. 28, 2026 CAD ($)	Jun. 28, 2025 CAD ($)	Jun. 28, 2024 CAD ($)	Jun. 28, 2023 CAD ($)	Jun. 09, 2023 CAD ($)	Jun. 23, 2022 CAD ($)	Aug. 01, 2021 CAD ($)	Jul. 30, 2021 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CAD ($)	Jul. 30, 2025 CAD ($)	Jul. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Jul. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2022 CAD ($)	Jul. 30, 2023 CAD ($)	Jul. 30, 2024 CAD ($)	Jul. 30, 2025 CAD ($)	Jun. 09, 2027 CAD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 04, 2024 CAD ($)
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets												$ 159,587		$ 246,828			$ 198,829
Increase (decrease) for purchase of evaluation and exploration assets												150,000					235,600
Accrued royalty payments outstanding										$ 372,439		372,439					301,967
Transfer agent and filing fees										$ 26,540	$ 132,745	61,303		$ 171,863
Grass River Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets												130					1,755
Increase (decrease) for purchase of evaluation and exploration assets												0					0
Peg North Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets				$ 100,000	$ 100,000		$ 100,000										4,245
Proportion of ownership interest in associate																				100.00%
Increase (decrease) for purchase of evaluation and exploration assets				$ 100,000		$ 100,000	$ 100,000					0					0
Expense arising from exploration for and evaluation of mineral resources												$ 861,628					849,406
Net Smelter Royalty Return Percentage																				2.00%
Number of instruments or interests issued or issuable				28,818		13,072	10,526
Option agreement, net smelter royalty percentage																				1.00%
Option agreement, cash payment																				$ 1,500,000
Peg North Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets	$ 150,000	$ 150,000	$ 150,000																							$ 750,000
Increase (decrease) for purchase of evaluation and exploration assets	$ 150,000	$ 150,000	$ 150,000																							750,000
Expense arising from exploration for and evaluation of mineral resources																										$ 3,000,000
Ivanhoe Emporia Claims [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets													$ 221,055					$ 201,535
Net Smelter Royalty Return Percentage										2.00%		2.00%															2.00%
Cash transferred																											$ 500,000
Payables for purchase of non-current assets																											361,375
Accrued royalty payments outstanding																											$ 250,445	$ 298,465
Ivanhoe Emporia Claims [member] | Bottom of range [member]
Statement Line Items [Line Items]
Royalty expense												$ 376,966	$ 278,945				301,967	$ 222,975
Jean Lake Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets								$ 25,000								$ 50,000	50,000		$ 50,000		$ 50,000
Proportion of ownership interest in associate									100.00%
Increase (decrease) for purchase of evaluation and exploration assets								$ 25,000				50,000				$ 50,000	50,000		$ 50,000		$ 50,000
Expense arising from exploration for and evaluation of mineral resources																						$ 50,000	$ 100,000	$ 150,000
Net Smelter Royalty Return Percentage									2.00%
Number of instruments or interests issued or issuable								5,000								12,106			6,128		6,704	6,704	6,128	12,106
Option agreement, net smelter royalty percentage									1.00%
Option agreement, cash payment									$ 1,000,000
Jean Lake Property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets															$ 75,000
Increase (decrease) for purchase of evaluation and exploration assets															$ 75,000
Expense arising from exploration for and evaluation of mineral resources																									$ 200,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																	$ 41,553
Proportion of ownership interest in associate																	100.00%	100.00%
Increase (decrease) for purchase of evaluation and exploration assets												0					$ 85,600
Number of instruments or interests issued or issuable																	10,700											10,700
Cash transferred																	$ 35,000
Equity interests of acquirer																	85,600
Transfer agent and filing fees												0					6,553
Jol Lithium Property [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																	1,276
Proportion of ownership interest in associate																				100.00%
Increase (decrease) for purchase of evaluation and exploration assets												0					0
Net Smelter Royalty Return Percentage																				2.00%
Number of instruments or interests issued or issuable																				364
Cash transferred																				$ 8,000
Transfer agent and filing fees												0					1,276
Cost of issuance of shares																				2,454
Manitoba Grant [Member] | Jean Lake and Zoro Lithium properties [member]
Statement Line Items [Line Items]
Government grant agreement																													$ 300,000
Proceeds from government grants, classified as financing activities												$ 200,000					100,000
Government grant agreement two [member] | Jean Lake and Zoro Lithium properties [member]
Statement Line Items [Line Items]
Government grant agreement																				300,000
Proceeds from government grants, classified as financing activities																	$ 100,000			$ 200,000